Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies

3        Summary of Significant Accounting Policies

The main accounting policies applied in the preparation of these financial statements are defined below. These policies have been applied consistently in all years presented.

3.1 Cash and cash equivalents

Cash and cash equivalents include cash in hand, bank deposits, overdraft accounts and other short-term highly liquid investments with maturities and intention of use by the Company’s Management in a period lower than three months.

3.2 Financial assets and liabilities

Financial Asset - Classification

The Company classified its financial assets according to the following categories: measured at amortized cost, measured at fair value through other comprehensive income and measured at fair value through profit or loss. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of the financial assets at inception. As of December 31, 2021 and 2020, the Company did not have financial assets classified as fair value through other comprehensive income and fair value through profit or loss.

•	Amortized cost

This comprises financial assets that meet the following conditions: (i) it is held within the business model whose objective is to hold financial assets to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Presented as current assets, except for those with maturity of more than 12 months after the reporting date (these are classified as noncurrent assets). The Company's financial assets measured at amortized cost include cash and cash equivalents, financial investments, restricted cash, balances of trade receivables, accounts receivable from related parties, other receivables, receivables from the Water and Basic Sanitation National Agency – ANA. Financial assets measured at amortized cost are recorded at fair value and subsequently at amortized cost, under the effective interest rate method, except for trade receivables, which is initially measured at transaction price, as it contains no financing items, and is subsequently measured at amortized cost.

Financial Liabilities - Classification

The Company classifies its financial liabilities measured at amortized cost. Classification depends on the purpose to which the financial liabilities were assumed. This category comprises balances payable to contractors and suppliers, borrowings and financing, services payable, balances payable from public-private partnership (PPP), and program contract commitments.

The effective interest rate method is adopted to calculate the amortized cost of a financial liability and allocate its interest expense under the respective period. The effective interest rate exactly deducts the estimated future cash flows (including fees, transaction costs and other issue costs) throughout the financial liability’s estimated life or, when appropriate, during a shorter period, for initial recognition of the net carrying amount.

Impairment of financial assets

Trade receivables

Due to the charactheristics of the Company’s accounts receivable such as (i) insignificant financial component, (ii) non-complex receivables portfolio, and (iii) low credit risk, the Company adopted the simplified approach of expected credit loss, which consists in recognizing the expected credit loss based on the total asset’s useful life.

The methodology to calculate allowance for doubtful accounts consisted of using an estimate calculated based on the average default observed in the last 36 months, per maturity range, in addition to estimating the recovery of credits overdue for more than 360 days, based on the track record of the last three years. For estimate purposes, it also considered the category of private and public customers, and segregated accounts receivable among the regular consumption accounts and agreements. The Company also concluded that the estimates of the macroeconomic indicators Gross Domestic Product (GDP), Unemployment Rate and the Extended Consumer Price Index (IPCA) were not impacted, given that it carried out correlation analyses of these indicators and its default history, which did not result in significant correlation between them.

Deposit transactions and financial investments measured at amortized cost

The Company analyzes changes in the rates of investments in bank deposits certificates and information obtained from regulatory agencies about the financial institutions. The likelihood of delinquency over 12 months and during the terms of these investments was based on historical data provided by credit rating agencies for each credit level and analyzed in terms of sensitivity based on current returns.

These deposits and financial investments are subject to an insignificant risk of change in value.

3.3 Operating income

(a)        Revenue from sanitation services

Revenue from water supply and sanitation services are recognized as the water is consumed and services are provided. Revenues, including unbilled revenues, are recognized at the fair value of the consideration received or receivable for the rendering of those services. Revenue is shown net of value-added tax, rebates and discounts. Unbilled revenues represent incurred revenues in which the services were provided, but not yet billed until the end of the each period and are recorded as trade receivables based on monthly estimates of the completed services.

Revenues are recognized based on IFRS 15 (Revenue from Contracts with Customers), which establishes a five-step model applicable over revenue from a contract with a customer. Revenues are recognized when the Company: i) it identifies the contracts with customers; ii) it identifies the different obligations in the contract; iii) it determines the transaction price; iv) it allocates the transaction price to the performance obligations in the contracts; and (v) it satisfies all performance obligations. Disputed amounts are recognized as revenue when collected.

(b)       Construction revenue

Revenue from concession construction contracts is recognized in accordance with IFRS 15 (Revenue from Contracts with Customers) and IFRIC 12 (Service Concession Arrengements), as all performance obligations are satisfied over time. During the construction phase of the contract, an asset is classified as contract assets, as the Company estimates that the fair value of its consideration is equivalent to expected construction costs plus margin. The fee represents the additional margin related to the work performed by the Company in relation to such construction contracts and it is added to construction costs, resulting in the construction revenue.

3.4 Trade receivables and allowance for doubtful accounts

Trade receivables are amounts due from customers for services performed in the ordinary course of business. These are classified as current assets, except when maturity exceeds 12 months after the end of the reporting period. In these cases, they are presented as noncurrent assets.

The Company establishes an allowance for doubtful accounts for receivable balances at an amount that Management considers to be sufficient to cover eventual losses, as described in note 3.2.

3.5 Inventories

Inventories comprise supplies for consumption and maintenance of the water and sewage systems are stated at the lower of average cost of acquisition or net realizable value, and are classified in current assets.

3.6 Investment properties

Investment properties are recorded at the acquisition or construction cost, less accumulated depreciation, except for the land group, calculated by the straight-line method at rates that consider the estimated useful life of the assets. Expenditures related to repairs and maintenance are recorded in the income statement when incurred.

The Company also maintains some assets for undetermined use in the future, i.e. it is not defined if the Company will use these assets in the operation or sell them in the short term during the ordinary course of business.

3.7 Contract asset

The Contract Asset (works in progress) is the right to consideration in exchange for goods or services transferred to the customers. As determined by IFRS 15 - Revenue from contract with customer, assets related to the concession under construction, recorded under the scope of IFRIC 12 – Service Concession Arrengements, should be classified as contract asset during the construction period and transferred to the intangible assets only after the completion of the works.

A contract asset is initially recognized at fair value and includes construction margin and borrowing costs capitalized in qualifying assets, when applicable, during the period in which the asset is in the construction phase, based on the weighted average rate of borrowings in effect on the capitalization date. A qualifying asset is an asset that necessarily requires a substantial period of time to be ready for its intended use or sale.

3.8 Property, plant and equipment

Property, plant and equipment comprise mainly administrative facilities not composing the assets, subject-matter of the concession agreements. Those assets are stated at historical acquisition or construction cost less depreciation, net of impairment losses, when necessary. Interest, other finance charges and inflationary effects resulting from financing effectively applied to construction in progress are recorded as cost of respective property, plant and equipment, in this case, for the qualifying assets, as applicable. Qualifying assets are assets that, necessarily, required a substantial period to get ready for its intended use or sale. The Company defined that this period is higher than 12 months.

Subsequent costs included in the existing asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that the future economic benefit associated with the item will flow to the Company and the cost of the item can be reliably measured. Repairs and maintenance are charged to the income statement of the year, as incurred.

Depreciation is calculated using the straight-line method to allocate their cost and the average rates are presented in Note 16 (a). Land is not depreciated.

Residual values and the useful life of assets are revised and adjusted, where applicable, at the end of each year.

Gain and losses on disposals are determined by the difference between the proceeds with the carrying amount and are recognized in other operating income (expenses) in the income statement.

3.9 Intangible assets

Intangibles are stated at acquisition cost and/or construction of the underlying assets, including construction margin, interest and other finance charges capitalized during the construction period, in this case, for the qualifying assets. Qualifying assets are assets that, necessarily, take a substantial period to get ready for its intended use or sale. The Company considers that substantial period means a period greater than 12 months. This period was established by considering the completion period of the majority of its constructions, which is greater than 12 months, which corresponds to one fiscal year of the Company.

The intangible has its amortization initiated when the intangible assets are available for use in location and the necessary condition when this asset becomes operational.

The amortization of intangible assets reflects the period over the expected future economic benefits generated by the intangible asset are consumed by the Company and can be the period of the contract or the useful life of the asset.

The amortization of the intangible assets is discontinued when the asset is totally consumed or it is disposed of, whatever occurs first.

Donations in assets, received from third parties and governmental entities, to allow the Company to render water and sewage services are recorded in the Company’s financial statements at zero cost, since these assets are controlled by the concession grantor.

Financial resources received as donations for the construction of infrastructure are recorded under “Other operating income”.

(a)        Concession agreements/program contracts/service contracts

The Company operates concession agreements including the rendering of basic sanitation, environmental, water supply and sewage services signed with the concession grantor. The infrastructure used by SABESP subject to service concession arrangements is considered to be controlled by the concession grantor when:

(i)	The grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

(ii)	The grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

The rights over the infrastructure operated under the concession agreements are accounted for as an intangible asset as the Company has the right to charge for the use of the infrastructure assets, and the users (consumers) have the primary responsibility to pay SABESP for the services.

The fair value of construction and other works on the infrastructure is recognized as revenue, as its fair value, when the infrastructure is built, provided that this work is expected to generate future economic benefits. The accounting policy to recognize construction revenue is described in Note 3.3 (b).

Intangible assets and investments made and not recovered through rendering of services related to the concessions, are amortized on a straight-line basis over the period of the contract, or the useful life of the underlying asset, whichever occurs first.

The details referring to amortization of intangible assets are described in Note 15 (c).

(b)       Software license of use

Software licensing is capitalized based on the acquisition costs and other implementation costs. Amortizations are recorded according to the useful life and the expenses associated with maintaining them are recognized as expenses when incurred.

3.10 Impairment of non-financial assets

Property, plant and equipment, intangible assets and other noncurrent assets with defined useful lives, are yearly reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company does not have assets with indefinite useful life and assessed that there are no indications of impairment losses, mainly supported by Law 14,026/2020, which ensures that basic sanitation public utilities will have assured its economic and financial sustainability to public sanitation services through tariffs or indemnity.

3.11 Trade payables and contractors

Trade payables and contractors are obligations to pay for goods or services acquired from suppliers in the ordinary course of business and are initially measured at fair value, which generally correspond to the bill and subsequently at amortized cost, being classified as current liabilities, except when the maturity exceeds 12 months after the reporting date and are, otherwise, being presented as noncurrent liabilities.

3.12 Borrowings and financing

Borrowings and financing are initially recognized at fair value, upon receipt of funds, net of transaction costs. Subsequently, borrowings and financing are stated at amortized cost, as presented in Note 17. Borrowings and financing are classified as current liabilities unless the Company has an unconditional right to defer the settlement of the liability for at least 12 months after the end of the reporting date.

Nonconvertible bonds issued by the Company are recognized in a similar manner to borrowings.

3.13 Borrowing costs

Borrowing costs attributable to acquisition, construction or production of an asset, which, necessarily, requires a substantial time period to be ready for use or sale are capitalized as part of the cost of these assets. Other borrowing costs are recognized as expenses in the period they are incurred. Borrowing costs are interest rates and other charges incurred by the Company related to borrowings, including exchange variation, as described below.

The capitalization occurs during the period in which the asset has been built, considering the weighted average rate of borrowings effective on the capitalization date.

For foreign currency-denominated borrowings or financing, the Company analyzes them as if they were contracted in local currency, restricting the capitalization of interest and/or exchange variation by the amount that would be capitalized if these were contracted in the domestic market in similar lines of credit and loans.

3.14 Salaries, payroll charges and contributions

Salaries, vacations, Christmas bonus, profit sharing and additional payments negotiated in collective labor agreements plus related charges and contributions are recorded on the accrual basis.

The profit sharing plan for its employees is based on operational and financial targets, and a provision is created when it is contractually required or when there is a past practice that created a constructive obligation, and is recorded on the accrual basis period as operating cost, selling and administrative expenses or capitalized in assets.

3.15 Provisions, legal obligations, escrow deposits and contingent assets

Provisions related to claims are recognized when: i) the Company has a present (legal or constructive) obligation resulting from a past event; ii) it is probable that an outflow of resources that comprise economic benefits will be required to settle the obligation; and iii) the amount can be reliably estimated. Where there are a number of similar obligations, the likelihood that an outflow of resources will be required to settle an obligation is determined by considering the nature of the obligations as a whole.

Provisions are measured at the present value of the disbursements expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as financial expense.

For financial statement presentation purposes, the provision is stated net of escrow deposits, based on the legal offset right. Escrow deposits not linked to the related obligations are recorded in noncurrent assets.

Escrow deposits not linked to the related obligations are recorded in noncurrent assets and adjusted by the indexes defined by the competent authorities.

The Company does not recognize contingent liabilities in the financial statements since it either does not expect outflows to be required or the amount of the obligation cannot be reliably measured.

Contingent assets are not recognized in the statements of financial position.

3.16 Environmental costs

Costs related to ongoing environmental programs are expensed in the income statement, when there is any indication of an event. Ongoing programs are designed to minimize the environmental impact of the operations and to manage the environmental risks inherent to the Company's activities.

3.17 Income taxes – current and deferred

Income taxes expenses comprise current and deferred income tax and social contributions.

Current taxes

The provision for income tax and social contribution is calculated based on the taxable income for the year and the rates effective at the end of the year. The income tax was accrued at rate of 15%, plus 10% surtax on taxable income exceeding R$ 240. The social contribution was accrued at rate 9% over the adjusted net income. Taxable income differs from net income (profit presented in the income statement), because it excludes income and expenses taxable or deductible in other years, and excludes items not permanently taxable or not deductible. Income tax and social contribution are accrued based on legislation in place in the end of the year. The Company periodically evaluates and measures the positions taken in the income tax return with respect to situations in which the applicable tax regulations are subject to interpretation. It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.

Deferred taxes

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction that at the time of the transaction affects neither accounting nor taxable profit nor loss, except for business combinations. Deferred income tax is determined using tax rates (and laws) effective at the end of the reporting period and expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax and social contribution assets are recognized only to the extent that it is probable that future taxable profit will be available for which temporary differences can be utilized and tax losses can be carryforward.

Deferred taxes assets and liabilities are offset when there is a legally enforceable right of offsetting current tax assets against current tax liabilities and when deferred income tax assets and liabilities are related to income taxes levied by same tax authority over the tax entity.

3.18 Taxes on revenues

Revenues from sanitation services are recognized on accrual basis for PASEP (Programa de Formação do Patrimônio do Servidor Público) and Cofins (Contribuição para o Financiamento da Seguridade Social), calculated at the rates of 1.65% and 7.60%, respectively.

The taxes related to PASEP and Cofins incident on amounts invoiced to public entities are due when invoices are received.

These taxes are calculated by the non-cumulativeness regime and presented net, as deductions from gross revenues. Tax debts calculated over “other operating income” are presented as deductions from the respective operating income.

In addition, revenues from sanitation services are also subject to the Regulatory, Control and Oversight Fee (TRCF - Taxa de Regulação, Controle e Fiscalização), whose taxable event is the performance of regulatory, control and monitoring activities by ARSESP, calculated at 0.50% of the annual revenue directly generated by the service provided less taxes levied on the service.

3.19 Pension plan obligations

(a)       Defined benefit

The Company makes contributions to defined benefit plans on a contractual basis and sponsored thereby. The regular contributions comprise the net administrative expenses and are recognized in the income statement for the period.

Liabilities from defined benefit pension plan obligations correspond to the present value of the defined benefit obligation at the end of the reporting period, less the fair value of the plan’s assets. The defined benefit obligation (G1) and (G0) are calculated on an annual basis by independent actuaries, using the projected unit credit method. The estimated future cash outflow is discounted to its present value, using the interest rates of Government bonds with maturities that approximate the maturity of the related liability.

Referring to actuarial gains and losses deriving from adjustments based on the experience and changes in actuarial assumptions are directly recorded under equity, as other comprehensive income (OCI), so that the plan's net assets or liabilities are recognized in the statement of financial position in order to reflect the full amount of plan’s deficit or surplus.

In an event where a curtailment relates to only some of the employees covered by a plan, or where only part of an obligation is settled, the gain or loss includes a proportionate share of the past service cost and actuarial gains and losses. The proportionate share is determined on the basis of the present value of the obligations before and after the curtailment or settlement.

(b)        Defined contribution

The Company makes contributions to defined contribution plans on a contractual basis and sponsored thereby, a supplementary private pension entity that provides post-employment benefits to its employees, in which the Company makes fixed and equal contributions to employees, within the limits set by regulation. In this model, the benefits paid are directly related to the amount contributed, with no deficits to be covered by the Company.

3.20 Financial revenues and expenses

Financial revenue is primarily comprised of interest and inflation adjustments resulting from financial investments, escrow deposits and negotiations with customer to pay by installments, calculated using the effective interest rate method.

Financial expenses are primarily comprised of interest, inflation adjustments and exchange rate changes on borrowings and financing, provisions, public-private partnership and program contract commitments. These financial income and expenses are calculated using the effective interest rate method.

Inflation adjustments and exchange gains and losses derive from the collection or payment to third parties, as contractually required by law or court decision, and recognized on an accrual basis pro rata temporis. Inflation adjustments included in the agreements are not considered embedded derivatives, since they are deemed as inflation adjustment rates for the Company’s economic scenario.

3.21 Leases

Leases are recognized at the present value of the contractual obligations, presented in assets as Right of Use (Note 15 (j)) and in liabilities as Leases (Note 17 (b)), except for short-term contracts (12 months or less) and/or low value (below US$ 5 thousand), which are recorded in the income statement recognized as an expense when incurred.

3.22 Other current and noncurrent assets and liabilities

Other assets are stated at acquisition cost, net of any impairment loss, where applicable. The amounts recognized as other liabilities are stated at known or estimated amounts, including, where applicable, related charges and inflation adjustments.

3.23 Dividends and interest on capital

The Company uses the tax benefits of distributing dividends as interest on capital, as permitted by Brazilian Law and based on the Bylaws. This distribution of dividend is accounted for in accordance with Brazilian Law 9,249/95 for tax deductibility purposes, limited to the daily pro rata fluctuation of the Long-term Interest Rate (TJLP). The benefit attributed to the shareholders is recognized in the current liability against Equity, based on its by-laws. Dividends and interest on capital over the minimum established in the by-laws are recognized when approved by the shareholders in the shareholders’ meeting, except for taxes incurring in the distribution of interest on capital. The tax benefit of the interest on capital is accrued in the income statement of the year, under the same recognition basis of expenses with interest on capital.

3.24 Present value adjustment

Current and noncurrent financial assets and liabilities arising from long- or short-term transactions are adjusted to present value based on market discount rates as of the transaction date, when the effects are significant.

3.25 Segment information

Operating segments are determined in a manner consistent with the internal reporting to the Company’s chief operating decision maker (“CODM”), which, in the case of SABESP, is comprised of the Board of Directors and Board of Executive Officers, to make strategic decisions, allocate resources and evaluate performance.

Consequently, the Company determined that it has one operating segment which is sanitation services.

The accounting policies used to determine segment information are the same as those used to prepare the Company’s financial statements.

The measure of the segment’s profit or loss is operating income before other operating expenses, net and equity accounting, which excludes construction revenue and related costs.

The CODM analyzes asset and liabilitity information on a consolidated basis. Consequently, the Company does not disclose segment information on assets and liabilities.

Substantially all of the Company’s noncurrent assets and revenue generated from customers are located in São Paulo State. Consequently, financial information is not disclosed by geographic area.

3.26 Translation into foreign currency

(a)       Functional and reporting currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the company operates ("the functional currency"). The financial statements are presented in Brazilian reais (R$), which is also the Company's functional currency. All financial information has been stated in reais and rounded to the next thousand, except where otherwise indicated.

(b)       Foreign currency translation

Foreign currency-denominated transactions are translated into Brazilian reais using the exchange rates prevailing at the transaction dates. Statement of financial position accounts are translated by the exchange rate prevailing at reporting date.

Exchange gains and losses resulting from the settlement of these transactions and the translation of foreign currency-denominated cash assets and liabilities are recognized in the income statement, except for borrowings and financing referring to property, plant and equipment or intangible assets in progress, where exchange losses are recognized as corresponding entry to the asset while construction is in progress, as described in Note 3.12.